S000036895 [Member] Investment Objectives and Goals - Franklin U.S. Small Cap Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN U.S. SMALL CAP EQUITY FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Long-term capital appreciation.